Other Non-Current Assets (Tables)	6 Months Ended
Jun. 30, 2020
Subclassifications of assets, liabilities and equities [abstract]
Summary of Other Non-current Assets
Other non-current assets comprise:

(€ million)	June 30, 2020	December 31, 2019
Equity instruments at fair value through other comprehensive income	872	380
Debt instruments at fair value through other comprehensive income	439	403
Other financial assets at fair value through profit or loss	812	892
Pre-funded pension obligations	156	155
Long-term prepaid expenses	103	115
Long-term loans and advances and other non-current receivables	616	685
Derivative financial instruments	33	37
Total	3,031	2,667